Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash dividends declared, per shares (in dollars per share)	$ 0.65	$ 0.60	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Net change in fair value of available-for-sale securities, tax	$ (106)	$ 2,245	$ (4,261)
Repurchase of common shares		2,053
Common Stock
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Repurchase of common shares		2,053
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Repurchase of common shares		2,053
Retained Earnings
Cash dividends declared, per shares (in dollars per share)	$ 0.65	$ 0.60	$ 0.60
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Net change in fair value of available-for-sale securities, tax	$ (106)	$ 2,245	$ (4,261)